Document And Entity Information (USD $)	12 Months Ended
	Jun. 30, 2014	Aug. 13, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Kallo Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		352,998,416
Entity Public Float		$ 7,575,707
Amendment Flag	false
Entity Central Index Key	0001389034
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY